4. CHANGES IN ESTIMATES AND ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Changes In Estimates And Accounting Policies
4. CHANGES IN ESTIMATES AND ACCOUNTING POLICIES

The consolidated financial statements of Viña Concha y Toro S.A. as of December 31, 2018, do not present any changes to accounting estimates and policies compared to the prior year, except for the amendments related to the application of IFRS 15 and IFRS 9, effective beginning on January 1, 2018. The changes related to the initial application of the aforementioned standards are detailed below:

A)   IFRS 9, Financial Instruments

i)	Classification and measurement

IFRS 9 introduces a new approach to the classification of financial assets, based on two concepts: the characteristics of contractual cash flows of the financial asset and the Company’s business model. Under this new approach, the four classification categories under IAS 39 Financial Instruments: Recognition and Measurement, are superseded by the following three categories:

-	Amortized cost;

-	Fair value through other comprehensive income; or

-	Fair value through profit or loss.

Financial liabilities under IFRS 9 are classified similar to the classification under IAS 39 “Financial Instruments: Recognition and Measurement”. However, there are differences in the requirements applicable to the measurement of financial liabilities designated at fair value through profit or loss. Changes generated by the variation of an entity’s own credit risk will be recognized in other comprehensive income.

The effects on the Consolidated Financial Statements arising from this standard relate to: financial assets classified as available for sale starting from 2018, which are classified as financial assets at fair value through profit or loss with no significant impacts. Regarding financial liabilities, no significant effects on relevant accounting policies have been identified because of the change in the accounting treatment of risks inherent to credits.

ii)	Impairment

The new impairment model applies to financial assets measured at amortized cost or fair value through other comprehensive income. Losses are measured based on lifetime expected credit losses.

No significant impact on the impairment loss estimate exist, although it includes changes in the accounting estimate arising from a new calculation method.

iii)	Hedge accounting

IFRS 9 introduces a new hedge accounting model that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures, and establishes a more principles based approach. The new approach will better reflect the results of risk management activities in the Consolidated Financial Statements, allowing more elements to be eligible as hedged items: risk component of non-financial items, net positions and a combination of non-derivative and derivative instruments.

No significant effects on profit or loss and equity exist, as there are no relevant differences compared to the previous model required by IAS 39.

B)   IFRS 15 “Revenue from Contracts with Customers”

The new standard provides a comprehensive 5-step framework to determine the time, measurement and recognition of revenue. The focus of such new standard is on recognizing revenue as and when the different performance obligations and transfer of control are met. Its application replaces, among others, IAS 18 Revenue; IAS 11 Construction Contracts; IFRIC 13 Customer Loyalty Programmes; IFRIC 15 Agreements for the Construction of Real Estate; IFRIC 18 Transfers of Assets from Customers; and SIC-31 Revenue-Barter Transactions Involving Advertising Services.

The Company has adopted IFRS 15 beginning from January 1, 2018, by applying the retrospective method at each reporting date.

The following table summarize the impacts of adopting IFRS 15 on the Company’s statement of income by function for the period then ended for each of the line items affected.

CONSOLIDATED STATEMENTS OF INCOME BY FUNCTION		Originally presented as of December 31, 2017	Adjustments	Current presentation	Originally presented as of December 31, 2016	Adjustments	Current presentation
	Ref	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Revenue	a)	643,784,687	(30,269,330)	613,515,357	658,447,621	(29,875,592)	628,572,029
Cost of sales		(412,079,217)		(412,079,217)	(412,381,871)		(412,381,871)
Gross profit		231,705,470		201,436,140	246,065,750		216,190,158
Other income		7,631,410		7,631,410	8,661,903		8,661,903
Distribution costs	a)	(143,276,955)	30,269,330	(113,007,625)	(150,913,076)	29,875,592	(121,037,484)
Administrative expenses		(31,110,407)		(31,110,407)	(31,562,168)		(31,562,168)
Other expenses by function		(3,037,270)		(3,037,270)	(2,067,273)		(2,067,273)
Profit from operational activities		61,912,248		61,912,248	70,185,136		70,185,136
Financial income		570,531		570,531	970,651		970,651
Financial costs		(9,985,677)		(9,985,677)	(10,305,449)		-10,305,449
Share of profit (loss) of associates and joint ventures accounted for using the equity method		3,254,601		3,254,601	4,511,072		4,511,072
Foreign currency translation differences		8,586,953		8,586,953	749,876		749,876
Income (expense) from inflation-adjusted units		(628,448)		(628,448)	(39,279)		-39,279
Profit before tax		63,710,208		63,710,208	66,072,007		66,072,007
Income tax expense		(13,719,788)		(13,719,788)	(17,542,419)		(17,542,419)
Profit from continuing operations		49,990,420		49,990,420	48,529,588		48,529,588
Profit		49,990,420		49,990,420	48,529,588		48,529,588

a)	The only impact to the company from the adoption of IFRS 15 relates to the recognition of considerations paid to customers (advertisement contributions) as less Revenue instead of greater Distribution Cost. The effect of such reclassification for the period from January through December 2018 amounted to ThCh$26,630,542 (ThCh$30,269,330 in 2017 and ThCh$29,875,592 in 2016).